Accrued Payroll and Welfare - Schedule of Accrued Payroll and Welfare (Details) - HKD ($)	Mar. 31, 2025	Sep. 30, 2024
Schedule of Accrued Payroll and Welfare [Abstract]
Employees	$ 7,076,380	$ 7,840,455
Accrued paid time leave	851,000	741,481
Mandatory provident fund	494,364	459,006
Total accrued payroll and welfare	$ 8,421,744	$ 9,040,942